Stock-based Compensation - Summary of the Company's Options Activity (Detail) - Employee Stock Option - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Beginning Balance	37,476
Number of Options, Forfeited	(14,469)
Number of Options, Expired	(23,007)
Number of Options, Ending Balance	0	37,476
Number of Options, Exercisable	0
Number of Options, Unvested	0
Weighted Averaged Exercise Price , Beginning Balance	$ 10
Weighted Averaged Exercise Price,Forfeited	10
Weighted Averaged Exercise Price ,Expired	10
Weighted Averaged Exercise Price, Ending Balance	$ 0	$ 10
Weighted Average Remaining Contractual Life, Ending Balance	0 years	1 year 3 months 18 days
Aggregate Intrinsic Value	$ 0	$ 0